Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details) (20-F)	12 Months Ended
Jun. 30, 2019
Laboratory Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Laboratory Equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Office Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Office Equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, period description	lease term, being between 1 and 3 years
Leasehold Improvements [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	1 year
Leasehold Improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years